SIGNIFICANT ACCOUNTING POLICIES - PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2022
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated residuals rate	3.00%
Equipment, machinery and others
Disclosure of detailed information about property, plant and equipment [line items]
Estimated residuals rate	3.00%
Bottom of Range [Member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated usage period	12 years
Bottom of Range [Member] | Equipment, machinery and others
Disclosure of detailed information about property, plant and equipment [line items]
Estimated usage period	4 years
Top of Range [Member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated usage period	50 years
Top of Range [Member] | Equipment, machinery and others
Disclosure of detailed information about property, plant and equipment [line items]
Estimated usage period	30 years